Note 3 - Acquisitions (Details) - Acquisition of Champion Connection Purchase Price Allocation (Parentheticals) (Champion Connection [Member])	Jul. 01, 2013
Contingent Consideration [Member] | CFO MF [Member]
Note 3 - Acquisitions (Details) - Acquisition of Champion Connection Purchase Price Allocation (Parentheticals) [Line Items]
% shares	5.00%
CFO GB [Member]
Note 3 - Acquisitions (Details) - Acquisition of Champion Connection Purchase Price Allocation (Parentheticals) [Line Items]
% shares	30.00%
CFO MF [Member]
Note 3 - Acquisitions (Details) - Acquisition of Champion Connection Purchase Price Allocation (Parentheticals) [Line Items]
% shares	30.00%